CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 444,933	$ 69,820	¥ 549,979
Time deposit	10,000	1,569
Restricted cash and time deposits	234,601	36,814	391,425
Short-term investment	35,950	5,642	20,000
Accounts receivable, net (including amounts billed through related party of nil and RMB4,359 as of December 31, 2020 and 2021, respectively)	175,165	27,487	240,124
Amount due from related party	140	22	872
Prepayments and other current assets	53,466	8,390	66,295
Total current assets	954,255	149,744	1,268,695
Noncurrent assets:
Property and equipment, net	12,617	1,980	18,114
Intangible assets, net	21,675	3,401	25,172
Goodwill	10,236	1,606	10,236
Restricted cash, time deposits and investment	37,266	5,848	34,581
Other noncurrent assets	33,873	5,315	46,936
Total noncurrent assets	115,667	18,150	135,039
Total assets	1,069,922	167,894	1,403,734
Current liabilities:
Short-term borrowings	181,853	28,537	158,477
Accounts payable (including amounts billed through related party of nil and RMB2,384 as of December 31, 2020 and 2021, respectively; including amounts of the consolidated variable interest entities ("VIEs") of RMB17,409 and RMB29,858 as of December 31, 2020 and 2021, respectively. Note 1(f))	103,782	16,286	185,904
Advances from customers (including amounts of the consolidated VIEs of RMB3,845 and RMB1,670 as of December 31, 2020 and 2021, respectively. Note 1(f))	47,221	7,410	54,275
Tax payable (including amounts of the consolidated VIEs of RMB19,315 and RMB13,606 as of December 31, 2020 and 2021, respectively. Note 1(f))	14,670	2,302	24,059
Amount due to related parties	29,270	4,593	9,495
Accrued expenses and other current liabilities (including amounts of the consolidated VIEs of RMB127,512 and RMB65,464 as of December 31, 2020 and 2021, respectively. Note 1(f))	152,521	23,934	220,866
Total current liabilities	529,317	83,062	653,076
Non-current liabilities:
Deferred tax liabilities	4,549	714	5,146
Other non-current liabilities	13,604	2,135	19,874
Total non-current liabilities	18,153	2,849	25,020
Total liabilities	547,470	85,911	678,096
Commitments and contingencies (Note 23)
Mezzanine equity:
Redeemable noncontrolling interest	1,689	265	1,455
Shareholders' equity:
Ordinary shares: US$0.0001 par value	286	45	286
Treasury stock, at cost (6,836,317 and 6,786,317 shares held as of December 31, 2020 and 2021, respectively)	(88,130)	(13,830)	(88,855)
Additional paid-in capital	1,902,587	298,557	1,885,951
Accumulated losses	(1,299,846)	(203,974)	(1,099,934)
Statutory reserves	2,027	318	1,900
Accumulated other comprehensive income/(loss)	(15,419)	(2,420)	1,002
Total Jianpu's shareholders' equity	501,505	78,696	700,350
Noncontrolling interests	19,258	3,022	23,833
Total shareholders' equity	520,763	81,718	724,183
Total liabilities, mezzanine equity and shareholders' equity	¥ 1,069,922	$ 167,894	¥ 1,403,734